Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)		Dec. 31, 2020 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of associates and joint ventures [Line Items]
Acquistion cost		₩ 598,590		₩ 737,672
Share of net asset amount		410,457		757,297
Carrying amount		₩ 448,718	[1]	₩ 771,435	[1]	$ 378,505	₩ 598,240	[1]
KB Pre IPO Secondary Venture Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	15.19%		15.19%
Acquistion cost	[2]	₩ 259		₩ 551
Share of net asset amount	[2],[3]	1,622		1,279
Carrying amount	[1]	₩ 1,622	[2],[3]	₩ 1,279	[2],[3]		1,705
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB GwS Private Securities Investment Trust
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				26.74%
Acquistion cost				₩ 113,880
Share of net asset amount	[3]			142,799
Carrying amount	[1]	₩ 0		₩ 141,359	[3]		136,168
Industry				Investment finance
Location				Korea
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	66.66%		66.66%
Acquistion cost	[4]	₩ 8,801		₩ 13,601
Share of net asset amount	[3],[4]	11,789		16,042
Carrying amount	[1]	₩ 11,789	[3],[4]	₩ 16,042	[3],[4]		18,988
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
Balhae Infrastructure Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	12.61%		12.61%
Acquistion cost	[2]	₩ 105,924		₩ 106,107
Share of net asset amount	[2],[3]	99,785		106,624
Carrying amount	[1]	₩ 99,785	[2],[3]	₩ 106,624	[2],[3]		101,391
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Aju Good Technology Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.46%		38.46%
Acquistion cost		₩ 12,343		₩ 17,113
Share of net asset amount	[3]	22,921		21,351
Carrying amount	[1]	₩ 22,921	[3]	₩ 21,348	[3]		23,016
Industry		Investment finance		Investment finance
Location		Korea		Korea
SY Auto Capital Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		49.00%		49.00%
Acquistion cost		₩ 9,800		₩ 9,800
Share of net asset amount	[3]	19,835		18,713
Carrying amount	[1]	₩ 18,222	[3]	₩ 16,144	[3]		12,725
Industry		Auto loans		Auto loans
Location		Korea		Korea
Incheon Bridge Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	14.99%		14.99%
Acquistion cost	[2]	₩ 9,158		₩ 9,158
Share of net asset amount	[2],[3]	(19,481)		(18,100)
Carrying amount	[1]	₩ 0	[2],[3]	₩ 0	[2],[3]		0
Industry	[2]	Operation of highways and related facilities		Operation of highways and related facilities
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Big Dipper Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.14%		25.14%
Acquistion cost		₩ 440		₩ 440
Share of net asset amount	[3]	(147)		(5)
Carrying amount	[1]	₩ 0	[3]	₩ 0	[3]		125
Industry		Research, consulting, and big data		Research, consulting, and big data
Location		Korea		Korea
Paycoms Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	11.05%		11.70%
Acquistion cost	[5]	₩ 800		₩ 800
Share of net asset amount	[3],[5]	181		72
Carrying amount	[1]	₩ 525	[3],[5]	₩ 198	[3],[5]		45
Industry	[5]	System software publishing		System software publishing
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		The ownership of Paycoms Co., Ltd. would be 22.96% and 21.84% as of December 31, 2020 and 2021, respectively, considering the potential voting rights of convertible bonds.		The ownership of Paycoms Co., Ltd. would be 22.96% and 21.84% as of December 31, 2020 and 2021, respectively, considering the potential voting rights of convertible bonds.
Food Factory Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[6]	22.22%		22.22%
Acquistion cost	[6]	₩ 1,000		₩ 1,000
Share of net asset amount	[3],[6]	633		632
Carrying amount	[1]	₩ 1,320	[3],[6]	₩ 1,281	[3],[6]		1,000
Industry	[6]	Farm product distribution		Farm product distribution
Location	[6]	Korea		Korea
Description of nature of entitys relationship with associate		The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2020 and 2021, respectively, considering the potential voting rights of convertible bonds.		The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2020 and 2021, respectively, considering the potential voting rights of convertible bonds.
KBSP Private Equity Fund No.4
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	14.95%		14.95%
Acquistion cost	[2]	₩ 6,100		₩ 6,100
Share of net asset amount	[2],[3]	5,628		5,950
Carrying amount	[1]	₩ 5,628	[2],[3]	₩ 5,950	[2],[3]		5,904
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB Private Equity Fund No.3
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]			15.69%
Acquistion cost	[2]			₩ 0
Share of net asset amount	[2],[3]			94
Carrying amount	[1]	₩ 0		₩ 94	[2],[3]		7,754
Industry	[2]			Investment finance
Location	[2]			Korea
Description of nature of entitys relationship with associate		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Korea Credit Bureau Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	9.00%		9.00%
Acquistion cost	[2]	₩ 4,500		₩ 4,500
Share of net asset amount	[2],[3]	4,497		7,153
Carrying amount	[1]	₩ 4,497	[2],[3]	₩ 7,153	[2],[3]		5,991
Industry	[2]	Credit information		Credit information
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				25.00%
Acquistion cost				₩ 9,739
Share of net asset amount	[3]			9,845
Carrying amount	[1]	₩ 0		₩ 9,845	[3]		13,616
Industry				Investment finance
Location				Korea
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]			4.49%
Acquistion cost	[2]			₩ 1,908
Share of net asset amount	[2],[3]			1,556
Carrying amount	[1]	₩ 0		₩ 1,556	[2],[3]		1,625
Industry	[2]			Investment finance
Location	[2]			Korea
Description of nature of entitys relationship with associate		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB-Solidus Global Healthcare Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	43.33%		43.33%
Acquistion cost	[4]	₩ 45,557		₩ 48,677
Share of net asset amount	[3],[4]	48,201		45,516
Carrying amount	[1]	₩ 48,898	[3],[4]	₩ 46,213	[3],[4]		45,718
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
POSCO-KB Shipbuilding Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		31.25%		31.25%
Acquistion cost		₩ 2,776		₩ 10,375
Share of net asset amount	[3]	5,413		12,895
Carrying amount	[1]	₩ 5,413	[3]	₩ 12,895	[3]		6,847
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-TS Technology Venture Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	56.00%		56.00%
Acquistion cost	[4]	₩ 14,280		₩ 16,576
Share of net asset amount	[3],[4]	16,828		17,630
Carrying amount	[1]	₩ 16,828	[3],[4]	₩ 17,630	[3],[4]		19,731
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	42.55%		42.55%
Acquistion cost	[4]	₩ 25,250		₩ 26,050
Share of net asset amount	[3],[4]	29,669		27,513
Carrying amount	[1]	₩ 28,919	[3],[4]	₩ 26,763	[3],[4]		19,752
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
KB-SJ Tourism Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	18.52%		18.52%
Acquistion cost	[2]	₩ 4,999		₩ 4,500
Share of net asset amount	[2],[3]	4,146		4,133
Carrying amount	[1]	₩ 4,146	[2],[3]	₩ 4,133	[2],[3]		2,761
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
UNION Media Commerce Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		28.99%		28.99%
Acquistion cost		₩ 1,000		₩ 1,000
Share of net asset amount	[3]	959		960
Carrying amount	[1]	₩ 959	[3]	₩ 960	[3]		961
Industry		Investment finance		Investment
Location		Korea		Korea
KB-Stonebridge Secondary Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	14.56%		14.56%
Acquistion cost	[2]	₩ 21,641		₩ 14,308
Share of net asset amount	[2],[3]	21,948		16,636
Carrying amount	[1]	₩ 21,948	[2],[3]	₩ 16,636	[2],[3]		4,944
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	37.69%		37.69%
Acquistion cost	[4]	₩ 5,795		₩ 5,795
Share of net asset amount	[3],[4]	4,680		5,049
Carrying amount	[1]	₩ 4,680	[3],[4]	₩ 5,049	[3],[4]		1,295
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
KB-UTC Inno-Tech Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	44.29%		44.29%
Acquistion cost	[4]	₩ 21,375		₩ 17,416
Share of net asset amount	[3],[4]	20,972		16,999
Carrying amount	[1]	₩ 20,972	[3],[4]	₩ 16,999	[3],[4]		417
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
WJ Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.95%		26.95%
Acquistion cost		₩ 10,000		₩ 10,000
Share of net asset amount	[3]	9,604		9,711
Carrying amount	[1]	₩ 9,604	[3]	₩ 9,711	[3]		0
Industry		Investment finance		Investment finance
Location		Korea		Korea
All Together Korea Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[7]	99.99%		99.99%
Acquistion cost	[7]	₩ 10,000		₩ 10,000
Share of net asset amount	[3],[7]	10,070		10,023
Carrying amount	[1]	₩ 10,070	[3],[7]	₩ 10,023	[3],[7]		0
Industry	[7]	Asset management		Asset management
Location	[7]	Korea		Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	12.00%		12.00%
Acquistion cost	[2]	₩ 13,392		₩ 5,700
Share of net asset amount	[2],[3]	15,254		5,611
Carrying amount	[1]	₩ 15,254	[2],[3]	₩ 5,611	[2],[3]		0
Industry	[2]	Asset management		Asset management
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
JR GLOBAL REIT
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				26.07%
Acquistion cost				₩ 215,854
Share of net asset amount	[3]			215,854
Carrying amount	[1]	₩ 0		₩ 215,854	[3]		0
Industry				Real estate management
Location				Korea
Project Vanilla Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		49.00%		49.00%
Acquistion cost		₩ 2,450		₩ 2,450
Share of net asset amount	[3]	525		2,151
Carrying amount	[1]	₩ 525	[3]	₩ 2,151	[3]		0
Industry		Investment finance		Investment finance
Location		Korea		Korea
December & Company Inc.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	16.78%		17.63%
Acquistion cost	[2]	₩ 25,330		₩ 24,849
Share of net asset amount	[2],[3]	9,054		24,402
Carrying amount	[1]	₩ 21,388	[2],[3]	₩ 24,402	[2],[3]		0
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
2020 KB Fintech Renaissance Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	5.05%		5.05%
Acquistion cost	[2]	₩ 550		₩ 550
Share of net asset amount	[2],[3]	618		547
Carrying amount	[1]	₩ 618	[2],[3]	₩ 547	[2],[3]		0
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB Material and Parts No.1 PEF
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	14.47%		14.47%
Acquistion cost	[2]	₩ 3,400		₩ 3,400
Share of net asset amount	[2],[3]	3,343		3,371
Carrying amount	[1]	₩ 3,343	[2],[3]	₩ 3,371	[2],[3]		0
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
FineKB Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.00%		25.00%
Acquistion cost		₩ 8,375		₩ 0
Share of net asset amount	[3]	8,067		0
Carrying amount	[1]	₩ 8,067	[3]	₩ 0	[3]		0
Industry		Investment finance		Investment finance
Location		Korea	[2]	Korea
KB Bio Private Equity No.3 Ltd. [Member]
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	12.20%
Acquistion cost	[2]	₩ 10,000
Share of net asset amount	[2],[3]	9,950
Carrying amount	[1]	₩ 9,950	[2],[3]	₩ 0
Industry	[2]	Investment finance
Location	[2]	Korea
G Payment Joint Stock Company [Member]
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		43.84%
Acquistion cost		₩ 9,029
Share of net asset amount	[3]	3,175
Carrying amount	[1]	₩ 9,350	[3]	0
Industry		Investment advisory and securities trading
Location		Vietnam
Four Ninety Eight Seventh Owners L L C 3 [Member]
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	49.90%
Acquistion cost	[8]	₩ 166,851
Share of net asset amount	[8]	0
Carrying amount	[1],[8]	₩ 0		0
Industry	[8]	Real estate investment
Location	[8]	United States
Smart Korea KB Future9Sejong Venture Fund [Member]
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.46%
Acquistion cost		₩ 1,000
Share of net asset amount	[3]	962
Carrying amount	[1]	₩ 962	[3]	0
Industry		Investment finance
Location		Korea
KBKTB Technology Venture Fund [Member]
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	50.50%
Acquistion cost	[4]	₩ 5,600
Share of net asset amount	[3],[4]	5,503
Carrying amount	[1]	₩ 5,554	[3],[4]	0
Industry	[4]	Investment finance
Location	[4]	Korea
KBSOLIDUS Healthcare Investment Fund [Member]
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	88.23%
Acquistion cost	[4]	₩ 1,800
Share of net asset amount	[3],[4]	1,800
Carrying amount	[1]	₩ 1,800	[3],[4]	0
Industry	[4]	Investment finance
Location	[4]	Korea
Paramark KB Fund No.1 [Member]
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.69%
Acquistion cost		₩ 2,040
Share of net asset amount	[3]	1,850
Carrying amount	[1]	₩ 1,850	[3]	0
Industry		Investment finance
Location		Korea
Others
Disclosure of associates and joint ventures [Line Items]
Acquistion cost		₩ 2,475		2,475
Share of net asset amount		81		1,004
Carrying amount	[1]	₩ 789		₩ 674			23,076
KB Social Impact Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		30.00%		30.00%
Acquistion cost		₩ 4,500		₩ 3,000
Share of net asset amount	[3]	4,282		2,874
Carrying amount	[3]	₩ 4,282		₩ 2,874
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB Star Office Private Real Estate Master Fund No.1 [Member]
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		21.05%		21.05%
Acquistion cost		₩ 20,000		₩ 20,000
Share of net asset amount	[3]	26,240		20,413
Carrying amount	[1]	₩ 26,240	[3]	₩ 20,066	[3]		₩ 19,839
Industry		Investment finance		Investment finance
Location		Korea		Korea

[1]	Gains on disposal of investments in associates and joint ventures amount to ￦ 24,768 million ￦ 62,048 million for the years ended December 31, 2020 and 2021, respectively.
[2]	As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[3]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[4]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[5]	The ownership of Paycoms Co., Ltd. would be 22.96% and 21.84% as of December 31, 2020 and 2021, respectively, considering the potential voting rights of convertible bonds.
[6]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2020 and 2021, respectively, considering the potential voting rights of convertible bonds.
[7]	As of December 31, 2020 and 2021, the Group participates in the investment management committee but cannot exercise control.
[8]	The investment was classified as assets of a disposal group held for sale as of December 31, 2021.